Real Estate Loans Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of real estate loans receivable
Real estate loans receivable	$ 895,665,000	$ 292,507,000
Advances on real estate loans receivable:
Investments in new loans	621,390,000	18,541,000	51,386,000
Draws on existing loans	43,704,000	32,936,000	47,349,000
Sub-total	665,094,000	51,477,000	98,735,000
Less: Seller financing on loans receivable			(1,470,000)
Net cash advances on real estate loans	665,094,000	51,477,000	97,265,000
Receipts on real estate loans receivable:
Loan payoffs	12,555,000	165,648,000	11,852,000
Principal payments on loans	22,465,000	23,163,000	31,643,000
Total receipts on real estate loans	35,020,000	188,811,000	43,495,000
Net advances (receipts) on real estate loans	630,074,000	(137,334,000)	53,770,000
Mortgage Receivable [Member]
Summary of real estate loans receivable
Real estate loans receivable	87,955,000	63,934,000
Other Real Estate Loans Receivables [Member]
Summary of real estate loans receivable
Real estate loans receivable	807,710,000	228,573,000
Medical Facilities [Member]
Advances on real estate loans receivable:
Investments in new loans	38,336,000	0	41,644,000
Draws on existing loans	1,950,000	3,184,000	1,236,000
Sub-total	40,286,000	3,184,000	42,880,000
Less: Seller financing on loans receivable			(1,470,000)
Net cash advances on real estate loans	40,286,000	3,184,000	41,410,000
Receipts on real estate loans receivable:
Loan payoffs	2,168,000	2,943,000	6,233,000
Principal payments on loans	2,679,000	5,307,000	7,440,000
Total receipts on real estate loans	4,847,000	8,250,000	13,673,000
Net advances (receipts) on real estate loans	35,439,000	(5,066,000)	27,737,000
Senior Housing Facilities Triple Net [Member]
Advances on real estate loans receivable:
Investments in new loans	2,220,000	18,541,000	9,742,000
Draws on existing loans	41,754,000	29,752,000	46,113,000
Sub-total	43,974,000	48,293,000	55,855,000
Net cash advances on real estate loans	43,974,000	48,293,000	55,855,000
Receipts on real estate loans receivable:
Loan payoffs	10,387,000	162,705,000	5,619,000
Principal payments on loans	19,786,000	17,856,000	24,203,000
Total receipts on real estate loans	30,173,000	180,561,000	29,822,000
Net advances (receipts) on real estate loans	13,801,000	(132,268,000)	26,033,000
Seniors Housing Operating [Member]
Advances on real estate loans receivable:
Investments in new loans	580,834,000
Draws on existing loans	0
Sub-total	580,834,000
Net cash advances on real estate loans	580,834,000
Receipts on real estate loans receivable:
Loan payoffs	0
Principal payments on loans	0
Total receipts on real estate loans	0
Net advances (receipts) on real estate loans	$ 580,834,000